Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Taxes [Line Items]
Statutory income tax rate	15.00%
Preferential tax rates	15.00%
Percentage of preferential tax rate	15.00%
Percentage of reduced EIT rate	15.00%
Accrued withholding tax		$ 147,982	$ 70,016
Undistributed earnings
Unrecognized earnings of foreign subsidiaries	45,026,813	35,439,209
Unrecognized tax benefit	3,880,945	2,780,674	2,442,085	$ 3,095,554
Deferred tax assets relating to tax losses carry forward	$ 1,195,307
Unrecognized tax benefits with deferred tax		21,209	21,256
Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate	16.50%
Net operating loss carry forwards	$ 1,745,185
Singapore [Member]
Taxes [Line Items]
Statutory income tax rate	17.00%
Net operating loss carry forwards	$ 2,663,682
Mainland China [Member]
Taxes [Line Items]
Preferential tax rates	25.00%
Reduced EIT rate	15.00%
Net operating loss carry forwards	$ 9,768,940
Japan [Member]
Taxes [Line Items]
Net operating loss carry forwards	$ 330,253
Net operating loss carry forwards, expiration	10 years
Philippines [Member]
Taxes [Line Items]
Net operating loss carry forwards	$ 61,362
Minimum [Member]
Taxes [Line Items]
Income tax penalty and interest	$ 0	0	0
Minimum [Member] | Philippines [Member]
Taxes [Line Items]
Net operating loss carry forwards, expiration	3 years
Maximum [Member]
Taxes [Line Items]
Income tax penalty and interest	$ 264,789	$ 368,123	$ 313,305
Maximum [Member] | Philippines [Member]
Taxes [Line Items]
Net operating loss carry forwards, expiration	5 years